JPMorgan Tax Free Bond Fund Expense Example - R6 Shares [Member] - JPMorgan Tax Free Bond Fund - Class R6	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	$ 539